Financial Instruments (Details 3) $ in Thousands	Dec. 31, 2017 CAD ($)
Debt, current portion
Disclosure Of Off Setting Of Financial Assets And Financial Liabilities [Line Items]
Recognized liabilities gross amount	$ 114,228
Amount set off	(77,979)
Net amount	36,249	[1]
Accounts payables and accrued expenses
Disclosure Of Off Setting Of Financial Assets And Financial Liabilities [Line Items]
Recognized liabilities gross amount	48,325
Amount set off	(3,211)
Net amount	45,114	[1]
Cash and cash equivalents
Disclosure Of Off Setting Of Financial Assets And Financial Liabilities [Line Items]
Recognized asset gross amount	201,866
Amount set off	(81,190)
Net amount	$ 120,676	[1]

[1]	Amounts presented in the consolidated statement of financial position.